EARNINGS PER SHARE (Details) - $ / shares		3 Months Ended
	Jan. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares					40,005,885
Warrents held	40,005,885
Exercise price	$ 0.0005				$ 0.0005
Performance-based stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares		3,557,432	3,577,252	3,646,690	3,502,925	3,583,923
Percentage Of Stock Options Expected To Meet Performance Conditions		75.00%